Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Classes Of Inventories [Abstract]
Merchandise	$ 3,903		$ 3,858
Project in process	6,167		11,113
Work in process	126		141
Raw materials	137		156
Inventories subtotal	10,333		15,268
Land held under development	1,999		1,999
Construction in progress	77		77
Inventories	$ 12,409	$ 442	$ 17,344